Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments
Primarily consist of equity investments in public and private entities we receive as consideration during lending, managed equities and brokerage segment activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2021	Dec. 31, 2020

Public equities and share purchase warrants	FVTPL	4,113	6,751
Fixed income securities	FVTPL	—	731
Private holdings	FVTPL	2,020	1,993
Total short-term investments		6,133	9,475